Royalties receivable (Tables)	12 Months Ended
Dec. 31, 2022
Royalties receivable [Abstract]
Schedule of royalties receivable
December 31 December 31
2022 2021
$ $
Opening balance 1,258,654 1,060,000
Accretion interest 118,290 132,809
Royalties recognized during the year 450,000 450,000
Discounting (169,158) (134,155)
Amounts received during the year (250,000) (250,000)
Balance at end of the year 1,407,786 1,258,654
Current portion 455,556 311,111
Non-current portion 952,230 947,543
1,407,786 1,258,654